Statement of Changes In Stockholders' Equity (Parenthetical)			2 Months Ended	11 Months Ended
	Jun. 08, 2020 shares	Feb. 29, 2020 shares	Mar. 31, 2020 shares	Dec. 31, 2020 shares	Mar. 31, 2021 shares	Jun. 03, 2020 shares
Stock Issued During Period, Shares, New Issues				41,400,000
Common stock split conversion ratio	1.2
common stock, shares outstanding			10,350,000		10,350,000
Sponsor [Member]
Shares issued for services		25,000
common stock, shares outstanding						8,575,000
Common Class B [Member]
Shares issued for services			10,350,000	10,350,000
Common stock split conversion ratio	1.2
common stock, shares outstanding	10,350,000			10,350,000	10,350,000
Common Class B [Member] | Sponsor [Member]
Shares issued for services		8,625,000	8,625,000
common stock, shares outstanding				10,300,000	10,300,000